Equity-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2021
Employee Benefit and Share-based Payment Arrangement, Noncash Expense [Abstract]
Schedule of Fair Value of Stock Options Granted Using e Monte-Carlo model	The fair values were calculated using the Monte-Carlo model with the following assumptions as of the grant date on June 3, 2021:

As of June 3, 2021
Closing Cano share price as of valuation date	$14.75
Risk-free interest rate	1.68% - 2.01%
Expected volatility	45.0%
Expected dividend yield	0.0%
Expected cost of equity	9.0%

Summary of Activity of Unvested Market Condition Awards Granted
A summary
 of the status of unvested Market Condition Awards granted under the 2021 Plan from January 1, 2021 through June 30, 2021 is presented below:

	Shares	Weighted Average Grant Date Fair Value
Balance, January 1, 2021	—	—
Granted	12,806,407	$4.23
Vested	—	—
Forfeitures	—	—

Balance, June 30, 2021	12,806,407	$4.23

Summary of Unvested Restricted Stock Units Activity
A summary of the status of unvested RSUs granted under the 2021 Plan from January 1, 2021 through June 30, 2021 is presented below:

	Shares	Weighted Average Grant Date Fair Value
Balance, January 1, 2021	—	—
Granted	2,590,472	$14.75
Vested	—	—
Forfeitures	—	—

Balance, June 30, 2021	2,590,472	$14.75